Income taxes - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations	€ 1,382	€ 695	€ 1,454
Tax expense at the UK statutory rate	262	132	276
Taxation of foreign operations, net	72	23	89
Non-deductible expense items for tax purposes	2	6	4
Tax effect from change in tax rate	127	43	3
Deferred taxes not recognised	(7)	(4)	6
Adjustment in respect of prior periods	(62)	(3)	(14)
Income tax charge per the consolidated income statement	€ 394	197	€ 364
UK
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		123
Netherlands
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		2
Indonesia
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		€ 2